Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥) segments	Jun. 30, 2024 USD ($) segments	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jul. 01, 2023 CNY (¥)	Jul. 01, 2022 CNY (¥)	Jul. 01, 2021 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Convenience rate	US$1.00=RMB7.2672	US$1.00=RMB7.2672
Impairment charge in goodwill	¥ 7,389	$ 1,017
Carrying value of goodwill (in Dollars)	7,389
Impairment loss on long-lived assets	2,652
Long-lived assets (in Dollars) | $		$ 365
Breakage revenue	161,467
Contract liabilities						¥ 517,213	¥ 384,729	¥ 267,729
Aggregate amount of tranasaction price	396,592
Recognized revenue	385,227		517,213		$ 53,009
Advertising and marketing promotion expenses	1,956,352		1,743,473	1,590,886
Employee benefits	73,812		124,922	¥ 111,698
Accruals for estimated underpaid amounts	¥ 41,687		¥ 51,645
Value added tax rate	6.00%				6.00%
Number of segments (in segments) | segments	2	2
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value of goodwill (in Dollars) | $